Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables [Line Items]
Accounts payable and accruals	$ 702	$ 140
NIS unlinked [Member]
Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables [Line Items]
Accounts payable and accruals	461	115
USD [Member]
Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables [Line Items]
Accounts payable and accruals	240	2
Euro [Member]
Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables [Line Items]
Accounts payable and accruals		15
Other currencies [Member]
Accounts Payables and Other Current Liabilities (Details) - Schedule of accounts payables [Line Items]
Accounts payable and accruals	$ 1	$ 2